Share Capital	12 Months Ended
Apr. 30, 2022
Text Block [Abstract]
Share Capital
23.	SHARE CAPITAL
The share capital as at April 30, 2021 and 2022 represented the issued share capital of the Company.

	Class A Ordinary shares		Class B Ordinary shares		Total
	Number of shares	Share capital	Number of shares	Share capital	Number of shares	Share capital
		HK$		HK$		HK$
Ordinary shares of US$0.0001 each
Authorized
At April 30, 2021 and 2022	8,000,000,000	6,200,000	2,000,000,000	1,550,000	10,000,000,000	7,750,000

Issued and fully paid
At May 1, 2019	—	—	—	—	—	—
Issuance upon incorporation (note (i))	—	—	1	—	1	—
Share split (note (i))	—	—	9,999	—	9,999	—
Issuance of shares (note (ii))	9,500,000	7	38,790,000	30	48,290,000	37
Exercise of warrants (note (iii))	1,226,667	1	—	—	1,226,667	1

At April 30, 2020	10,726,667	8	38,800,000	30	49,526,667	38
Issuance of shares (notes (iv) and (viii))	17,350,000	13	—	—	17,350,000	13
Share-based compensation (note (v))	38,710	—	—	—	38,710	—
Acquisitions of subsidiaries (note (vi))	702,765	1	—	—	702,765	1
Transfer of shares (note (vii))	14,598,000	11	(14,598,000)	(11)	—	—

At April 30, 2021	43,416,142	33	24,202,000	19	67,618,142	52
Transfer of shares (note (ix))	(41,448,000)	(31)	41,448,000	31	—	—

At April 30, 2022 (note (x))	1,968,142	2	65,650,000	50	67,618,142	52

Notes:
(i)	Upon the incorporation of the Company in September 2019, the Company issued one ordinary share to the controlling shareholder. In December 2019, the Company effected a 1-to-10,000 share split,

following which one issued ordinary share was subdivided into 10,000 ordinary shares and re-designated as Class B ordinary share.

(ii)
On December 18, 2019, the Company issued 36,790,000 shares of Class B ordinary shares to the controlling shareholder at par value of US$0.0001 (equivalent to approximately HK$0.00078) for an aggregation consideration of US$4 (equivalent to approximately HK$29) in exchange for the equity in all the transferred subsidiaries as part of the reorganization.

Between December 31, 2019 and March 13, 2020, the Company issued 9,500,000 shares of Class A ordinary shares to third party investors and 2,000,000 shares of Class B ordinary shares to a non-controlling
shareholder of the immediate holding company for an aggregate consideration of US$115,000 (equivalent to approximately HK$898,045).

(iii)
On December 19, 2019, the Company issued warrants to an independent third party for an aggregate consideration of US$1,500 (approximately equivalent to HK$11,742), with a total exercise price of US$10,000 (equivalent to approximately HK$77,963) for 3.23% equity interest of the Company which was recognized as derivative financial liabilities. The changes in fair value of the warrants from date of issuance to date of exercise amounting to HK$5,929 was recognized as a loss in the consolidated statement of profit or loss and other comprehensive income for the year ended April 30, 2020. On March 10, 2020, the warrant holder exercised the warrants in full and paid an amount of US$10,000 (equivalent to approximately HK$77,963) for 1,226,667 shares of Class A ordinary shares. It resulted in the increase in share capital of HK$1 and share premium of HK$95,633. As at April 30, 2020, the Company had no warrants outstanding.

(iv)
Between May 13, 2020 and August 3, 2020, the Company issued 350,000 shares of Class A ordinary shares to third party investors for an aggregate consideration of US$3,500 (equivalent to approximately HK$27,126).

(v)
On August 3, 2020, the Company granted 38,710 shares of Class A ordinary shares with an aggregated grant date fair value of HK$3,728, which has a vesting period of 3 years, to a personnel of the
Company. Please see note 28 for details.

(vi)
The Company issued 702,765 Class A ordinary shares to certain shareholders of PolicyPal, together with a cash consideration, in exchange for 51% of the equity interest of PolicyPal on August 3, 2020. Details of the acquisition of subsidiary are set out in note 14.

(vii)
On June 26, 2020, the then immediate holding company of the Company, AMTD Group, converted its 14,598,000 Class B ordinary shares to Class A ordinary shares. AMTD Group then transferred its 2,441,000 Class A ordinary shares to AMTD Assets Alpha Group, a fellow subsidiary of the Company, 2,441,000 Class A ordinary shares to AMTD Education Group, a fellow subsidiary of the Company, and 9,716,000 Class A ordinary shares to AMTD IDEA Group, respectively.

(viii)
On March 8, 2021, the Company issued 8,500,000 Class A ordinary shares to AMTD Assets Alpha Group, a fellow subsidiary of the Company, and 8,500,000 Class A ordinary shares to AMTD Education Group, a fellow subsidiary of the Company, for cash considerations of US$85,000 (equivalent to approximately HK$659,923) and US$85,000 (equivalent to approximately HK$659,923), respectively.

(ix)	On February 23, 2022, 41,448,000 Class A ordinary shares of the Company held by AMTD IDEA Group were returned and canceled with 41,448,000 Class B ordinary shares issued to AMTD IDEA Group.

(x)
The number of Class A ordinary shares of the Company at April 30, 2022 included 38,710 unvested Class A ordinary shares as detailed in note 28. The outstanding and vested Class A ordinary shares of the Company at April 30, 2022 is 1,929,432 shares.